Average Annual Total Returns - Xtrackers USD High Yield Corporate Bond ETF	Xtrackers USD High Yield Corporate Bond ETF before tax Inception Date	Xtrackers USD High Yield Corporate Bond ETF before tax 1 Year	Xtrackers USD High Yield Corporate Bond ETF before tax Since Inception	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions 1 Year	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions Since Inception	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception	iBoxx USD Liquid High Yield Index 1 Year	iBoxx USD Liquid High Yield Index Since Inception
Total	Dec. 07, 2016	14.07%	6.12%	11.42%	3.63%	8.27%	3.57%	14.33%	6.41%	14.65%	6.60%